Financial Instruments - Sensitivity Analysis Of Reasonably Possible Change Non-Designated Foreign Currency Derivatives (Detail) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 2,976,759
Impact on profit or loss before tax	297,676
Cash and cash equivalents-deposits [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 58,262
Reasonably possible change	10.00%
Impact on profit or loss before tax	R$ 5,826
Short term investments-equity securities [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 2,908,470
Reasonably possible change	10.00%
Impact on profit or loss before tax	R$ 290,847
Short term investments-others [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 10,027
Reasonably possible change	10.00%
Impact on profit or loss before tax	R$ 1,003